                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-1704

                      (Investment Company Act File Number)

                     Federated American Leaders Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  3/31/07

              Date of Reporting Period:  Six months ended 9/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

37TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.02		$24.46		$23.56		$17.23		$23.41		$23.68
Income From Investment Operations:
Net investment income	0.12		0.27	[2]	0.26		0.24		0.23		0.17
Net realized and unrealized gain (loss) on investments	1.08		1.85		0.98		6.33		(6.19)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.20		2.12		1.24		6.57		(5.96)		0.11
Less Distributions:
Distributions from net investment income	(0.13)		(0.28)		(0.34)		(0.24)		(0.22)		(0.14)
Distributions from net realized gain on investments	--		(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(0.13)		(2.56)		(0.34)		(0.24)		(0.22)		(0.38)
Net Asset Value, End of Period	$25.09		$24.02		$24.46		$23.56		$17.23		$23.41
Total Return [3]	5.02%		9.09%		5.29	% [4]	38.28%		(25.50)%		0.42%

Ratios to Average Net Assets:
Net expenses	1.17	% [5,6]	1.17	% [6]	1.16	[6]	1.21	% [6]	1.18	% [6]	1.12%
Net investment income	0.98	% [5]	1.10%		1.11%		1.12%		1.13%		0.73%
Expense waiver/reimbursement [7]	0.01	% [5]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,494,518		$1,528,974		$1,577,454		$1,562,277		$1,139,851		$1,626,954
Portfolio turnover	31%		49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended September 30, 2006 and the years ended March 31, 2006, 2005, 2004, and 2003 are 1.16%, 1.16%, 1.16%, 1.19% and 1.17%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.08		$24.52		$23.61		$17.22		$23.28		$23.59
Income From Investment Operations:
Net investment income (loss)	0.04		0.07	[2]	0.11		0.09		0.07		(0.01)
Net realized and unrealized gain (loss) on investments	1.06		1.85		0.96		6.31		(6.13)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.10		1.92		1.07		6.40		(6.06)		(0.07)
Less Distributions:
Distributions from net investment income	(0.02)		(0.08)		(0.16)		(0.01)		--		--
Distributions from net realized gain on investments	--		(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(0.02)		(2.36)		(0.16)		(0.01)		--		(0.24)
Net Asset Value, End of Period	$25.16		$24.08		$24.52		$23.61		$17.22		$23.28
Total Return [3]	4.59%		8.20%		4.52	% [4]	37.19%		(26.03)%		(0.36)%

Ratios to Average Net Assets:
Net expenses	1.97	% [5,6]	1.96	% [6]	1.92	% [6]	1.96	% [6]	1.93	% [6]	1.87%
Net investment income (loss)	0.16	% [5]	0.30%		0.34%		0.38%		0.38%		(0.02)%
Expense waiver/reimbursement [7]	0.01	% [5]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$473,657		$589,994		$798,138		$991,586		$850,023		$1,421,563
Portfolio turnover	31%		49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended September 30, 2006 and the years ended March 31, 2006, 2005, 2004, and 2003 are 1.96%, 1.94%, 1.92%, 1.94% and 1.92%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.09		$24.53		$23.63		$17.22		$23.29		$23.60
Income From Investment Operations:
Net investment income (loss)	0.03		0.08	[2]	0.09		0.09		0.07		(0.01)
Net realized and unrealized gain (loss) on investments	1.08		1.85		0.97		6.33		(6.14)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.11		1.93		1.06		6.42		(6.07)		(0.07)
Less Distributions:
Distributions from net investment income	(0.03)		(0.09)		(0.16)		(0.01)		--		--
Distributions from net realized gain on investments	--		(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(0.03)		(2.37)		(0.16)		(0.01)		--		(0.24)
Net Asset Value, End of Period	$25.17		$24.09		$24.53		$23.63		$17.22		$23.29
Total Return [3]	4.62%		8.24%		4.48	% [4]	37.26%		(26.06)%		(0.36)%

Ratios to Average Net Assets:
Net expenses	1.94	% [5,6]	1.94	% [6]	1.93	% [6]	1.96	% [6]	1.93	% [6]	1.87%
Net investment income (loss)	0.21	% [5]	0.33%		0.33%		0.37%		0.38%		(0.02)%
Expense waiver/reimbursement [7]	0.01	% [5]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$110,307		$111,946		$121,085		$126,806		$105,820		$168,012
Portfolio turnover	31%		49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended September 30, 2006 and the years ended March 31, 2006, 2005, 2004, and 2003 are 1.93%, 1.93%, 1.93%, 1.94% and 1.92%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$23.98		$24.42		$23.53		$17.21		$23.37		$23.65
Income From Investment Operations:
Net investment income	0.13		0.27	[2]	0.28		0.25		0.25		0.18
Net realized and unrealized gain (loss) on investments	1.07		1.85		0.95		6.31		(6.19)		(0.08)
TOTAL FROM INVESTMENT OPERATIONS	1.20		2.12		1.23		6.56		(5.94)		0.10
Less Distributions:
Distributions from net investment income	(0.13)		(0.28)		(0.34)		(0.24)		(0.22)		(0.14)
Distributions from net realized gain on investments	--		(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(0.13)		(2.56)		(0.34)		(0.24)		(0.22)		(0.38)
Net Asset Value, End of Period	$25.05		$23.98		$24.42		$23.53		$17.21		$23.37
Total Return [3]	5.03%		9.11%		5.27	% [4]	38.29%		(25.46)%		0.37%

Ratios to Average Net Assets:
Net expenses	1.15	% [5,6]	1.16	% [6]	1.16	% [6]	1.19	% [6]	1.18	% [6]	1.12%
Net investment income	0.98	% [5]	1.11%		1.11%		1.15%		1.13%		0.73%
Expense waiver/reimbursement [7]	0.01	% [5]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$51,860		$59,611		$66,364		$71,908		$57,804		$95,918
Portfolio turnover	31%		49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended September 30, 2006 and the years ended March 31, 2006, 2005, 2004, and 2003 are 1.14%, 1.14%, 1.15%, 1.17% and 1.17%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,				Period Ended
	9/30/2006		2006	[1]	2005		3/31/2004	[2]
Net Asset Value, Beginning of Period	$24.01		$24.46		$23.57		$17.74
Income From Investment Operations:
Net investment income	0.06		0.16	[3]	0.17		0.13
Net realized and unrealized gain on investments	1.09		1.85		0.95		5.85
TOTAL FROM INVESTMENT OPERATIONS	1.15		2.01		1.12		5.98
Less Distributions:
Distributions from net investment income	(0.08)		(0.18)		(0.23)		(0.15)
Distributions from net realized gain on investments	--		(2.28)		--		--
TOTAL DISTRIBUTIONS	(0.08)		(2.46)		(0.23)		(0.15)
Net Asset Value, End of Period	$25.08		$24.01		$24.46		$23.57
Total Return [4]	4.79%		8.58%		4.78	% [5]	33.76%

Ratios to Average Net Assets:
Net expenses	1.62	% [6,7]	1.64	% [7]	1.63	% [7]	1.66	% [6,7]
Net investment income	0.52	% [6]	0.66%		0.64%		0.54	% [6]
Expense waiver/reimbursement [8]	0.01	% [6]	0.00	% [9]	0.00	% [9]	0.00	% [6,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,780		$53,310		$18,095		$3,082
Portfolio turnover	31%		49%		58%		29	% [10]

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended September 30, 2006, the years ended March 31, 2006, 2005 and 2004, are 1.61%, 1.63%, 1.63% and 1.64%, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

10 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2006	Ending Account Value 9/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,050.20	$6.01
Class B Shares	$1,000	$1,045.90	$10.10
Class C Shares	$1,000	$1,046.20	$9.95
Class F Shares	$1,000	$1,050.30	$5.91
Class K Shares	$1,000	$1,047.90	$8.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.92
Class B Shares	$1,000	$1,015.19	$9.95
Class C Shares	$1,000	$1,015.34	$9.80
Class F Shares	$1,000	$1,019.30	$5.82
Class K Shares	$1,000	$1,016.95	$8.19

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.17%
Class B Shares	1.97%
Class C Shares	1.94%
Class F Shares	1.15%
Class K Shares	1.62%

Portfolio of Investments Summary Table

At September 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	29.9%
Consumer Discretionary	15.4%
Information Technology	9.8%
Energy	9.0%
Consumer Staples	8.9%
Health Care	8.1%
Telecommunication Services	6.2%
Industrials	6.0%
Utilities	1.8%
Materials	1.1%
Cash Equivalents [2]	5.4%
Other Assets and Liabilities--Net [3]	(1.6)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--96.2%
		Consumer Discretionary--15.4%
1,351,400		Ford Motor Co.	$10,932,826
1,298,900		Gannett Co., Inc.	73,816,487
1,823,700		Gap (The), Inc.	34,559,115
2,260,200	[1]	Goodyear Tire & Rubber Co.	32,772,900
1,202,600		Home Depot, Inc.	43,618,302
1,330,600		Jones Apparel Group, Inc.	43,164,664
1,936,500		Mattel, Inc.	38,149,050
1,492,600		McDonald's Corp.	58,390,512
		TOTAL	335,403,856
		Consumer Staples--8.9%
394,000		Altria Group, Inc.	30,160,700
669,700		Coca-Cola Co.	29,922,196
587,100		General Mills, Inc.	33,229,860
1,262,600		Kraft Foods, Inc., Class A	45,024,316
2,115,700		Sara Lee Corp.	33,999,299
19,000	[1]	Smithfield Foods, Inc.	513,380
1,355,600		Tyson Foods, Inc., Class A	21,526,928
		TOTAL	194,376,679
		Energy--9.0%
689,400		Apache Corp.	43,570,080
286,800		BP PLC, ADR	18,808,344
874,600		Chevron Corp.	56,726,556
666,200		Exxon Mobil Corp.	44,702,020
506,400		Total SA, Class B, ADR	33,392,016
		TOTAL	197,199,016
		Financials--29.9%
794,600		Ace Ltd.	43,488,458
1,069,200		Allstate Corp.	67,070,916
914,000		American International Group, Inc.	60,561,640
899,338		Bank of America Corp.	48,177,537
664,100		Bank of New York Co., Inc.	23,416,166
1,849,300		Citigroup, Inc.	91,854,731
1,274,300		Federal Home Loan Mortgage Corp.	84,524,319
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,067,900		MBIA Insurance Corp.	$65,611,776
207,600		Merrill Lynch & Co., Inc.	16,238,472
490,800		Morgan Stanley	35,784,228
424,900		Nationwide Financial Services, Inc., Class A	20,437,690
785,100		Wachovia Corp.	43,808,580
600,500		Wells Fargo & Co.	21,726,090
421,700		XL Capital Ltd., Class A	28,970,790
		TOTAL	651,671,393
		Health Care--8.1%
157,700	[1]	Amgen, Inc.	11,280,281
1,079,300	[1]	Boston Scientific Corp.	15,962,847
466,400		Cardinal Health, Inc.	30,661,136
722,000	[1]	Forest Laboratories, Inc., Class A	36,540,420
679,700		Johnson & Johnson	44,139,718
383,900		Pfizer, Inc.	10,887,404
523,600		Wyeth	26,619,824
		TOTAL	176,091,630
		Industrials--6.0%
332,900		Deere & Co.	27,933,639
639,120		Northrop Grumman Corp.	43,504,898
583,200		United Technologies Corp.	36,945,720
631,100		Waste Management, Inc.	23,148,748
		TOTAL	131,533,005
		Information Technology--9.8%
1,253,900		Applied Materials, Inc.	22,231,647
698,200	[1]	Fiserv, Inc.	32,878,238
798,800		IBM Corp.	65,453,672
738,700	[1]	Lexmark International Group, Class A	42,593,442
3,284,600	[1]	Xerox Corp.	51,108,376
		TOTAL	214,265,375
		Materials--1.1%
342,000		PPG Industries, Inc.	22,941,360
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--6.2%
1,166,200		AT&T, Inc.	$37,971,472
2,331,242		Verizon Communications	86,559,015
875,198		Windstream Corp.	11,543,862
		TOTAL	136,074,349
		Utilities--1.8%
499,600		American Electric Power Co., Inc.	18,170,452
516,000		Edison International	21,486,240
		TOTAL	39,656,692
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,773,964,641)	2,099,213,355
		REPURCHASE AGREEMENTS--5.4%
$117,924,000		Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579.	117,924,000
9,000		Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $2,000,900,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $2,060,003,092.	9,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	117,933,000
		TOTAL INVESTMENTS--101.6% (IDENTIFIED COST $1,891,897,641) [2]	2,217,146,355
		OTHER ASSETS AND LIABILITIES - NET--(1.6)%	(34,023,606)
		TOTAL NET ASSETS --100%	$2,183,122,749

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,891,897,641)		$2,217,146,355
Cash		125,286
Income receivable		2,925,612
Receivable for investments sold		24,140,653
Receivable for shares sold		1,410,669
TOTAL ASSETS		2,245,748,575
Liabilities:
Payable for investments purchased	$55,441,267
Payable for shares redeemed	4,808,177
Payable for distribution services fee (Note 5)	381,121
Payable for shareholder services fee (Note 5)	673,592
Accrued expenses	1,321,669
TOTAL LIABILITIES		62,625,826
Net assets for 86,955,602 shares outstanding		$2,183,122,749
Net Assets Consist of:
Paid-in capital		$1,671,070,453
Net unrealized appreciation of investments		325,248,714
Accumulated net realized gain on investments		185,340,745
Undistributed net investment income		1,462,837
TOTAL NET ASSETS		$2,183,122,749

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,494,518,496 ÷ 59,573,111 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.09
Offering price per share (100/94.50 of $25.09) [1]	$26.55
Redemption proceeds per share	$25.09
Class B Shares:
Net asset value per share ($473,657,340 ÷ 18,824,380 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.16
Offering price per share	$25.16
Redemption proceeds per share (94.50/100 of $25.16) [1]	$23.78
Class C Shares:
Net asset value per share ($110,307,436 ÷ 4,383,208 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.17
Offering price per share (100/99.00 of $25.17) [1]	$25.42
Redemption proceeds per share (99.00/100 of $25.17) [1]	$24.92
Class F Shares:
Net asset value per share ($51,859,896 ÷ 2,070,537 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.05
Offering price per share (100/99.00 of $25.05) [1]	$25.30
Redemption proceeds per share (99.00/100 of $25.05) [1]	$24.80
Class K Shares:
Net asset value per share ($52,779,581 ÷ 2,104,366 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.08
Offering price per share	$25.08
Redemption proceeds per share	$25.08

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $223,701)		$22,879,710
Interest (including income on securities loaned of $33,072)		906,221
TOTAL INCOME		23,785,931
Expenses:
Investment adviser fee (Note 5)	$7,236,567
Administrative personnel and services fee (Note 5)	885,183
Custodian fees	44,581
Transfer and dividend disbursing agent fees and expenses--Class A Shares	1,170,794
Transfer and dividend disbursing agent fees and expenses--Class B Shares	545,774
Transfer and dividend disbursing agent fees and expenses--Class C Shares	98,720
Transfer and dividend disbursing agent fees and expenses--Class F Shares	39,033
Transfer and dividend disbursing agent fees and expenses--Class K Shares	93,432
Directors'/Trustees' fees	15,144
Auditing fees	8,999
Legal fees	4,778
Portfolio accounting fees	106,764
Distribution services fee--Class B Shares (Note 5)	1,935,826
Distribution services fee--Class C Shares (Note 5)	411,182
Distribution services fee--Class K Shares (Note 5)	130,254
Shareholder services fee--Class A Shares (Note 5)	1,860,909
Shareholder services fee--Class B Shares (Note 5)	645,275
Shareholder services fee--Class C Shares (Note 5)	133,373
Shareholder services fee--Class F Shares (Note 5)	64,223
Share registration costs	53,857
Printing and postage	149,727
Insurance premiums	10,672
Taxes	86,798
Miscellaneous	10,657
TOTAL EXPENSES	15,742,522

Statement of Operations - continued

Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(59,842)
Waiver of administrative personnel and services fee	(37,439)
Fees paid indirectly from directed brokerage arrangements	(104,619)
TOTAL WAIVERS AND EXPENSE REDUCTION		$(201,900)
Net expenses			$15,540,622
Net investment income			8,245,309
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			108,987,545
Net change in unrealized appreciation of investments			(16,057,187)
Net realized and unrealized gain on investments			92,930,358
Change in net assets resulting from operations			$101,175,667

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2006	Year Ended 3/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,245,309	$20,624,829
Net realized gain on investments	108,987,545	187,600,094
Net change in unrealized appreciation/depreciation of investments	(16,057,187)	(48,793)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	101,175,667	208,176,130
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,895,220)	(18,168,614)
Class B Shares	(488,177)	(2,318,036)
Class C Shares	(143,800)	(454,350)
Class F Shares	(273,788)	(733,318)
Class K Shares	(161,881)	(203,036)
Distributions from net realized gains on investments
Class A Shares	--	(138,587,538)
Class B Shares	--	(58,935,246)
Class C Shares	--	(10,512,340)
Class F Shares	--	(5,553,358)
Class K Shares	--	(2,616,558)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,962,866)	(238,082,394)
Share Transactions:
Proceeds from sale of shares	138,967,865	300,173,473
Net asset value of shares issued to shareholders in payment of distributions declared	8,106,589	218,548,251
Cost of shares redeemed	(399,998,775)	(726,117,408)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(252,924,321)	(207,395,684)
Change in net assets	(160,711,520)	(237,301,948)
Net Assets:
Beginning of period	2,343,834,269	2,581,136,217
End of period (including undistributed net investment income of $1,462,837 and $2,180,394, respectively)	$2,183,122,749	$2,343,834,269

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2006 (unaudited)

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high-quality companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

-- for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

-- in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

-- futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

-- for mortgage-backed securities, based on aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

-- for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

-- for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,514,741	$108,680,632	8,339,671	$204,773,051
Shares issued to shareholders in payment of distributions declared	301,273	7,139,595	6,154,124	143,956,674
Shares redeemed	(8,898,193)	(213,036,638)	(15,329,353)	(376,833,196)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,082,179)	$(97,216,411)	(835,558)	$(28,103,471)

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	369,472	$8,886,458	1,290,516	$31,634,218
Shares issued to shareholders in payment of distributions declared	19,211	456,005	2,454,552	57,303,118
Shares redeemed	(6,062,562)	(146,083,977)	(11,800,194)	(290,316,945)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,673,879)	$(136,741,514)	(8,055,126)	$(201,379,609)

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	305,971	$7,376,177	999,305	$24,470,113
Shares issued to shareholders in payment of distributions declared	5,164	123,225	392,523	9,168,565
Shares redeemed	(574,884)	(13,860,750)	(1,681,322)	(41,244,008)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(263,749)	$(6,361,348)	(289,494)	$(7,605,330)

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	29,869	$713,388	86,999	$2,094,418
Shares issued to shareholders in payment of distributions declared	9,549	225,915	226,975	5,300,457
Shares redeemed	(454,846)	(10,930,100)	(545,292)	(13,350,888)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(415,428)	$(9,990,797)	(231,318)	$(5,956,013)

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	555,777	$13,311,210	1,536,840	$37,201,673
Shares issued to shareholders in payment of distributions declared	6,849	161,849	120,873	2,819,437
Shares redeemed	(678,154)	(16,087,310)	(177,484)	(4,372,371)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(115,528)	$(2,614,251)	1,480,229	$35,648,739
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,550,763)	$(252,924,321)	(7,931,267)	$(207,395,684)

4. FEDERAL TAX INFORMATION

At September 30, 2006, the cost of investments for federal tax purposes was $1,891,897,641. The net unrealized appreciation of investments for federal tax purposes was $325,248,714. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $357,934,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,685,879.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2006, the Adviser voluntarily waived $59,842 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2006, FSC retained $42,380 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2006, FSC retained $66,013 in sales charges from the sale of Class A Shares. FSC also retained $65 of contingent deferred sales charges relating to redemptions of Class A Shares, $1,381 relating to redemptions of Class C Shares and $1,377 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended September 30, 2006, FSSC received $78,130 of fees paid by the Fund. For the six months ended September 30, 2006, the Fund's Class K Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended September 30, 2006, the Fund's expenses were reduced by $104,619 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2006, were as follows:

Purchases	$680,682,528
Sales	$979,473,542

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED AMERICAN LEADERS FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's Fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

8110101 (11/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED AMERICAN LEADERS FUND, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        NOVEMBER 21, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2006